Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Schedule of Components of Income Taxes
	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions

Current tax expense (income)
Current year	45	35	27
Adjustments for prior years, net	-	(27)	(1)
	45	8	26

Deferred tax expense (income)
Creation and reversal of temporary differences	(9)	21	14
Change in tax rate	-	(19)	-
	(9)	2	14

Income tax expense	36	10	40

Schedule of Other Comprehensive Income
	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Before tax	(2)	1	1
Tax (benefit) expenses	1	(1)	-
Net of tax	(1)	-	1

Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit and Tax Expense
	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Profit before taxes on income	133	160	153
Primary tax rate of the Group	26.5%	25.0%	24.0%

Tax calculated according to the Group’s primary tax rate	35	40	37

Additional tax (tax saving) in respect of:

Non-deductible expenses	5	4	5
Taxes in respect of previous years	-	(27)	(1)
Effect of change in tax rate	-	(19)	-
Tax exempt income	(1)	-	-
Other differences	(3)	12	(1)

Income tax expenses	36	10	40